Distribution Date: Nov 26, 2007
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Ambac Assurance Corporation
Aurora Loan Services Inc
October 25, 2007
September 28, 2007
September 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics (7 Groups)

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Substitution In/Out Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
11/26/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Determination Date 11/19/2007 Accrual Periods: Begin End
Record Date - Definitive Certificates 10/31/2007 Libor Certificates: 10/25/2007 11/25/2007
Record Date - Offered Certificates 11/23/2007
Payment Detail:
Pass
Through
Original
Beginning
Principal
Interest
Total
Applied
Prepayment
Ending
Class
Rate
(1)
Balance
Balance
(2)
Paid
Paid
Paid
Losses
Premiums
Balance
A1 5.67250% $527,987,000.00 $517,701,315.60 $8,841,202.97 $2,610,365.08 $11,451,568.05 $0.00 N/A $508,860,112.63
AIO 1.75000% $527,987,000.00 $517,701,315.60 $0.00 $754,981.09 $754,981.09 N/A N/A $508,860,112.63
M0 5.97250% $45,761,000.00 $45,761,000.00 $0.00 $242,940.06 $242,940.06 $0.00 N/A $45,761,000.00
M1 6.12250% $44,703,000.00 $44,703,000.00 $0.00 $243,283.66 $243,283.66 $0.00 N/A $44,703,000.00
M2 6.37250% $17,600,000.00 $17,600,000.00 $0.00 $99,694.22 $99,694.22 $0.00 N/A $17,600,000.00
M3 6.62250% $6,687,000.00 $6,687,000.00 $0.00 $39,364.14 $39,364.14 $0.00 N/A $6,687,000.00
M4 6.87250% $8,095,000.00 $8,095,000.00 $0.00 $49,451.46 $49,451.46 $0.00 N/A $8,095,000.00
M5 6.87250% $6,687,000.00 $6,687,000.00 $0.00 $40,850.14 $40,850.14 $0.00 N/A $6,687,000.00
M6 6.87250% $5,631,000.00 $5,631,000.00 $0.00 $34,399.15 $34,399.15 $0.00 N/A $5,631,000.00
M7 6.87250% $5,631,000.00 $5,631,000.00 $0.00 $34,399.15 $34,399.15 $0.00 N/A $5,631,000.00
M8 6.87250% $4,218,000.00 $4,218,000.00 $0.00 $25,767.29 $25,767.29 $0.00 N/A $4,218,000.00
P 0.00000% $100.00 $100.00 $0.00 $8,983.75 $8,983.75 N/A $8,983.75 $100.00
X 0.00000% $30,984,646.11 $30,975,328.83 $0.00 $637,426.89 $637,426.89 N/A N/A $30,975,328.83
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $703,984,746.11 $693,689,744.43 $8,841,202.97 $4,821,906.08 $13,663,109.05 $0.00 $8,983.75 $684,848,541.46
(1) Reflects the application of Net Funds Cap
(2) Class X Balance reflects the Overcollateralization Amount, the Class Principal Amount of Class X is zero
Amounts Per 1,000:
Beginning
Principal
Interest
Applied
Ending
Class
Cusip
Balance
Paid
Paid
Losses
Balance
Index
Value
A1 52525PAA9 $980.51905748 $16.74511488 $4.94399498 $0.00000000 $963.77394260 LIBOR 4.87250%
AIO 52525PAC5 $980.51905748 $0.00000000 $1.42992363 $0.00000000 $963.77394260
M0 52525PAP6 $1,000.00000000 $0.00000000 $5.30888879 $0.00000000 $1,000.00000000
M1 52525PAD3 $1,000.00000000 $0.00000000 $5.44222222 $0.00000000 $1,000.00000000
M2 52525PAE1 $1,000.00000000 $0.00000000 $5.66444432 $0.00000000 $1,000.00000000
M3 52525PAF8 $1,000.00000000 $0.00000000 $5.88666667 $0.00000000 $1,000.00000000
M4 52525PAG6 $1,000.00000000 $0.00000000 $6.10888944 $0.00000000 $1,000.00000000
M5 52525PAH4 $1,000.00000000 $0.00000000 $6.10888889 $0.00000000 $1,000.00000000
M6 52525PAJ0 $1,000.00000000 $0.00000000 $6.10888830 $0.00000000 $1,000.00000000
M7
52525PAK7
$1,000.00000000 $0.00000000 $6.10888830 $0.00000000 $1,000.00000000
M8
52525PAL5
$1,000.00000000 $0.00000000 $6.10888810 $0.00000000 $1,000.00000000

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
11/26/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Net Prepayment
Total
Deferred
Total
Margin or
Accrued @
Interest
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate
(1)
Shortfall
Shortfall
Paid
Unpaid
Paid
Paid
(2)
Interest
A1 5.67250% $2,610,365.08 $0.00 $0.00 $0.00 $0.00 $0.00 $2,610,365.08 $0.00
AIO 1.75000% $754,981.09 $0.00 N/A N/A N/A N/A $754,981.09 $0.00
M0 5.97250% $242,940.06 $0.00 $0.00 $0.00 $0.00 $0.00 $242,940.06 $0.00
M1 6.12250% $243,283.66 $0.00 $0.00 $0.00 $0.00 $0.00 $243,283.66 $0.00
M2 6.37250% $99,694.22 $0.00 $0.00 $0.00 $0.00 $0.00 $99,694.22 $0.00
M3 6.62250% $39,364.14 $0.00 $0.00 $0.00 $0.00 $0.00 $39,364.14 $0.00
M4 6.87250% $49,451.46 $0.00 $0.00 $0.00 $0.00 $0.00 $49,451.46 $0.00
M5 6.87250% $40,850.14 $0.00 $0.00 $0.00 $0.00 $0.00 $40,850.14 $0.00
M6 6.87250% $34,399.15 $0.00 $0.00 $0.00 $0.00 $0.00 $34,399.15 $0.00
M7 6.87250% $34,399.15 $0.00 $0.00 $0.00 $0.00 $0.00 $34,399.15 $0.00
M8 6.87250% $25,767.29 $0.00 $0.00 $0.00 $0.00 $0.00 $25,767.29 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Net Funds Cap
Class X Certificate Distributions
Net Funds Cap for Class A1 Certificates:
6.16479%
C-X Component 0.00
Net Funds Cap for Subordinate Certificates:
7.80542%
S-X Component
0.00
X-S Component 637,426.89
Amount of Advances required to be made by servicer N/A
Amount of Advances actually made by servicer 4,889,766.50 Senior Principal Distribution Amount $8,841,202.97
Amount of Advance shortfall N/A Deleted Mortgage Loan 0.00

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
11/26/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Certificate Insurance Policy
Beginning Balance 1,000.00
Beginning Reimbursement Amounts
Deposit: Basis Risk Payment 0.00 Monthly Certificate Insurance Premium due 124,248.32
Deposit: Reinvestment Income 0.00 Aggregate Certificate Insurance Premium 124,248.32
Less: Withdrawal for Basis Risk Shortfalls 0.00 Insured Amounts paid
0.00
Less: Remaining amounts to Class X 0.00 Reimbursement Amounts paid to the Certificate Insurer
0.00
Ending Balance 1,000.00
Ending Reimbursement Amounts 0.00
Supplemental Interest Trust:
Reconciliation:
Swap Account:
Available funds (A):
Beginning Balance
1,000.00 Servicer remittance 13,973,642.83
Deposit: Swap Amount
186,285.46 Insured Amounts from Certificate Insurer
0.00
Deposit: Reinvestment Income
0.00 Net Funds from Swap account 0.00
Less: Withdrawal for Net Swap Payment & Termination Payemnt
186,285.46 Net Funds from Interest Rate Cap account 0.00
Less: Withdrawal for Class A1 Payment
0.00 13,973,642.83
Less: Withdrawal for Reimbursement Amounts
0.00 Distributions (B):
Less: Withdrawal for Basis Risk Shortfalls
0.00 Trustee fee 0.00
Less: Withdrawal for Class X
0.00 Monthly premium due Certificate Insurer 124,248.32
Ending Balance
1,000.00 Net Payments to Counterparty from Swap Trust 186,285.46
Total interest distributed 4,821,906.08
Interest Rate Cap Account:
Total principal distributed 8,841,202.97
Beginning Balance
1,000.00 13,973,642.83
Deposit: Cap Amount
0.00
Less: Withdrawal for Class A1 Unpaid Deferred Amount
0.00 (A) - (B): 0.00
Less: Withdrawal for Reimbursement Amounts
0.00
Less: Withdrawal for Basis Risk Shortfalls
0.00
Less: Withdrawal for Class X
0.00
Ending Balance
1,000.00
ACCOUNT ACTIVITY

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
11/26/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
CREDIT ENHANCEMENT AND TRIGGERS
Trigger Event:
Excess Interest and OC Release Amount distributions:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 318,000.00 Excess available interest 637,426.89
B) Ending Collateral Balance 684,848,441.46 Overcollateralization release amount 0.00
C) Current Delinquency Rate (A/B) 0.046%
(A) 637,426.89
D) Rolling Three Month Delinquency Rate 0.023%
E) Cumulative Realized Losses 0.00 1) as additional principal & interest to certificates 0.00
F) Original Collateral Balance 703,984,746.11 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
G) Cumulative Loss % ( E/F) 0.00% 3) Required Basis Risk Reserve Deposit to BRRF 0.00
H) Applicable Cumulative Loss Limit % N/A 4) to Supp Interest Trust - Swap Term Payments 0.00
5) Certificate Insurer, any Unpaid Reimbursement Amounts
0.00
A Trigger Event will occur if either (1) or (2) is True: 6) Remaining Amounts to X 637,426.89
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit NO (B): 637,426.89
2) Cumulative Loss % exceeds applicable limit NO
(A)-(B): 0.00
Stepdown Date:
Senior Enhancement Percentage
25.697%
Senior Enhancement Percentage for purposes of Stepdown 25.697%
Overcollateralization:
Ending Overcollateralization Amount
30,975,328.83
Stepdown if the later of: NO Target Overcollateralization Amount 30,975,328.83
(x) October 2010 Ending Overcollateralization deficiency amount 0.00
(y) Distribution when Senior Enhancement % is >= 50%

Distribution Date: Nov 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
693,689,644.43
8,841,202.97
0.00
684,848,441.46
118,107.11
8,620,852.00
102,243.86
0.00
0.00
8,841,202.97
5,267,975.87
144,519.76
0.00
0.00
0.00
0.00
0.00
5,123,456.11
8,983.75
0.00
13,973,642.83
3,208
3,163
0.9728171601
9.11297%
8.86297%
13.50076%
0.00
0.00
0.00
0.00
284,849.39
3
0
0.00
0.00
144,519.76
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance
%
0K to 99.99K
393 30,057,371.47 4.39%
100K to 199.99K
1,142 172,038,976.61 25.12%
200K to 299.99K
951 234,347,295.59 34.22%
300K to 399.99K
541 187,853,504.85 27.43%
400K to 499.99K
115 49,072,353.43 7.17%
500K to 599.99K
18 9,614,111.99 1.40%
600K to 699.99K
3 1,864,827.52 0.27%
Total
3,163
684,848,441.46
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K
Balance

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
6.00% - 6.49%
1 225,900.00 0.03%
6.50% - 6.99%
8 2,152,591.55 0.31%
7.00% - 7.49%
63 16,655,974.28 2.43%
7.50% - 7.99%
285 69,804,019.44 10.19%
8.00% - 8.49%
478 105,241,136.75 15.37%
8.50% - 8.99%
786 170,488,172.65 24.89%
9.00% - 9.49%
511 105,631,696.09 15.42%
9.50% - 9.99%
475 95,264,100.02 13.91%
10.00% - 10.49%
170 35,531,352.11 5.19%
10.50% - 10.99%
224 47,280,944.51 6.90%
11.00% - 11.49%
116 24,975,940.53 3.65%
11.50% - 11.99%
46 11,596,613.53 1.69%
Total
3,163
684,848,441.46
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 9.11%
Count
Balance ($)
%
1.00% - 1.99%
1 104,246.97 0.02%
2.00% - 2.99%
2,212 492,229,804.07 92.43%
3.00% - 3.99%
143 37,253,956.40 7.00%
5.00% - 5.99%
11 2,957,369.33 0.56%
Total
2,367
532,545,376.77
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.51%
Count
Balance ($)
%
2.00% - 2.99%
1,365 293,610,519.68 55.13%
3.00% - 3.99%
48 9,425,645.09 1.77%
4.00% - 4.99%
14 2,610,837.14 0.49%
5.00% - 5.99%
1 209,000.00 0.04%
6.00% - 6.99%
1 376,846.30 0.07%
7.00% - 7.99%
32 8,350,566.28 1.57%
8.00% - 8.99%
250 64,714,096.72 12.15%
9.00% - 9.99%
328 76,864,183.93 14.43%
10.00% - 10.99%
218 48,836,182.88 9.17%
11.00% - 11.99%
110 27,547,498.75 5.17%
Total
2,367
532,545,376.77
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 5.44%

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
12.00% - 12.99%
15 4,344,253.85 0.82%
13.00% - 13.99%
279 71,260,857.09 13.38%
14.00% - 14.99%
993 223,593,401.09 41.99%
15.00% - 15.99%
714 149,100,176.93 28.00%
16.00% - 16.99%
255 56,490,189.06 10.61%
17.00% - 17.99%
111 27,756,498.75 5.21%
Total
2,367
532,545,376.77
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 15.04%
Count
Balance ($)
%
6
2,309 520,067,303.26 97.66%
12
58 12,478,073.51 2.34%
Total
2,367
532,545,376.77
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,309 520,067,303.26 97.66%
12
58 12,478,073.51 2.34%
Total
2,367
532,545,376.77
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
58 12,478,073.51 2.34%
6 Month LIBOR
2,309 520,067,303.26 97.66%
Total
2,367
532,545,376.77
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
250 59,679,552.86 8.71%
3 Units
68 20,867,648.44 3.05%
4 Units
56 15,080,337.88 2.20%
Condominium
1 235,400.00 0.03%
High Rise Condo
9 2,438,981.56 0.36%
Low Rise Condo
136 32,225,800.74 4.71%
Planned Unit Development
632 147,731,404.76 21.57%
Single Family
2,010 406,421,583.08 59.34%
Townhouse
1 167,732.14 0.02%
Total
3,163
684,848,441.46
100.00%
Property Type
Type

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
2006
13 2,510,931.53 0.37%
2007
3,150 682,337,509.93 99.63%
Total
3,163
684,848,441.46
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
80.00%-84.99%
32 8,216,066.25 1.20%
85.00%-89.99%
96 21,991,369.56 3.21%
90.00%-94.99%
395 82,152,101.59 12.00%
95.00%-99.99%
666 130,934,056.66 19.12%
100.0%-105.0%
1,974 441,554,847.40 64.47%
Total
3,163
684,848,441.46
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 97
Count
Balance ($)
%
169 - 192
6 901,707.69 0.13%
337 - 360
3,157 683,946,733.77 99.87%
Total
3,163
684,848,441.46
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
Count
Balance ($)
%
169 - 192
6 901,707.69 0.13%
337 - 360
3,157 683,946,733.77 99.87%
Total
3,163
684,848,441.46
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Count
Balance ($)
%
169 - 192
6 901,707.69 0.13%
337 - 360
3,157 683,946,733.77 99.87%
Total
3,163
684,848,441.46
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
169 - 192
6 901,707.69 0.13%
337 - 360
3,157 683,946,733.77 99.87%
Total
3,163
684,848,441.46
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
ALABAMA
19 2,954,031.30 0.43%
ALASKA
5 1,211,705.08 0.18%
ARIZONA
135 31,909,702.43 4.66%
ARKANSAS
16 2,168,479.97 0.32%
CALIFORNIA
273 86,089,172.27 12.57%
COLORADO
151 29,301,758.32 4.28%
CONNECTICUT
56 13,633,493.62 1.99%
DELAWARE
7 1,793,434.14 0.26%
DISTRICT OF COLUMBIA
10 2,788,636.62 0.41%
FLORIDA
339 79,115,315.50 11.55%
GEORGIA
140 23,374,582.41 3.41%
HAWAII
3 1,528,288.96 0.22%
IDAHO
25 3,931,899.94 0.57%
ILLINOIS
196 46,277,002.77 6.76%
INDIANA
54 7,084,400.56 1.03%
IOWA
7 1,254,110.04 0.18%
KANSAS
14 1,839,149.66 0.27%
KENTUCKY
16 2,301,312.84 0.34%
LOUISIANA
15 2,707,814.11 0.40%
MAINE
6 1,099,702.57 0.16%
MARYLAND
96 21,459,177.90 3.13%
MASSACHUSETTS
58 17,242,824.18 2.52%
MICHIGAN
56 7,039,168.39 1.03%
MINNESOTA
63 14,300,222.93 2.09%
MISSISSIPPI
12 1,709,068.43 0.25%
MISSOURI
74 11,110,207.42 1.62%
MONTANA
1 345,250.00 0.05%
NEBRASKA
5 569,026.40 0.08%
NEVADA
112 30,994,665.67 4.53%
NEW HAMPSHIRE
12 3,025,885.39 0.44%
NEW JERSEY
79 25,401,645.31 3.71%
NEW MEXICO
21 3,781,910.58 0.55%
NEW YORK
68 20,114,439.06 2.94%
NORTH CAROLINA
60 9,215,250.80 1.35%
NORTH DAKOTA
1 73,911.46 0.01%
OHIO
77 9,768,545.37 1.43%
OKLAHOMA
16 1,726,758.50 0.25%
OREGON
63 15,594,669.22 2.28%
PENNSYLVANIA
53 7,149,952.72 1.04%
RHODE ISLAND
22 5,548,429.42 0.81%
SOUTH CAROLINA
35 5,347,527.48 0.78%
TENNESSEE
50 6,801,459.07 0.99%
TEXAS
257 38,342,573.13 5.60%
UTAH
127 29,052,616.08 4.24%
VERMONT
1 116,867.65 0.02%
VIRGINIA
126 26,997,912.80 3.94%
WASHINGTON
93 23,315,320.34 3.40%
WEST VIRGINIA
4 700,278.38 0.10%
WISCONSIN
32 5,316,676.21 0.78%
WYOMING
2 322,208.06 0.05%
Total
3,163
684,848,441.46
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
2
4
6
8
10
12
14
CALIFORNIA
FLORIDA
ILLINOIS
TEXAS
ARIZONA
NEVADA
COLORADO
UTAH
VIRGINIA
NEW JERSEY
GEORGIA
WASHINGTON
MARYLAND
NEW YORK
MASSACHUSETTS
OREGON
MINNESOTA
CONNECTICUT
MISSOURI
OHIO
NORTH CAROLINA
PENNSYLVANIA
INDIANA
MICHIGAN
TENNESSEE
RHODE ISLAND
SOUTH CAROLINA
WISCONSIN
IDAHO
NEW MEXICO
NEW HAMPSHIRE
ALABAMA
DISTRICT OF
COLUMBIA
LOUISIANA
KENTUCKY
ARKANSAS
KANSAS
DELAWARE
OKLAHOMA
MISSISSIPPI
HAWAII
IOWA
ALASKA
MAINE
WEST VIRGINIA
NEBRASKA
MONTANA
WYOMING
VERMONT
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
3,109
669,394,913.14
97.74%
669,493,786.66
53
15,135,528.32
2.21%
15,142,368.91
1
318,000.00
0.05%
318,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,163
684,848,441.46
100.00%
684,954,155.57
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
3,109
669,394,913.14
97.74%
669,493,786.66
53
15,135,528.32
2.21%
15,142,368.91
1
318,000.00
0.05%
318,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,163
684,848,441.46
100.00%
684,954,155.57
Current
30 - 59
days
60 - 89
days
Current 97.7%
30 - 59 days 2.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
53 15,135,528.32 97.94% 1 318,000.00 2.06% 0 0.00 0.00% 0 0.00 0.00%
54
15,453,528.32
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
53
15,135,528.32
97.94%
1
318,000.00
2.06%
0
0.00
0.00%
0
0.00
0.00%
54
15,453,528.32
100.00%
97.94
2.06
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2007
November 2007
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 53 15,135,528.32
60 - 89 days
0 0.00 1 318,000.00
90 - 120 days
0 0.00 0 0.00
120 + days
0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00
REO
0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
120 + days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
REO
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Nov 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
14.09%
8,723,095.86
Life CPR
15.07%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2007 11/1/2007
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2007 11/1/2007
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2007 11/1/2007
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2007 11/1/2007
Group 1
Total
Amount ($)

Distribution Date: Nov 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Nov 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Nov 26, 2007
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Nov 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
45 8,625,922.00 8,620,852.00 0.00 693,689,644.43
1.24%
98.76%
1
Prepayment 1.24%
Liquidation 0.00%
Beginning Balance 98.76%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
40520645 74,100.00 73,969.04
73,942.11 0.00 0.00 0.00 Voluntary PIF
10/29/2007 26.93 11.125% 0.00 OK 1
40545717 62,500.00 62,337.18
62,303.85 0.00 0.00 0.00 Voluntary PIF
10/18/2007 33.33 9.300% 0.00 TN 1
40573404 320,000.00 319,379.38
319,221.10 0.00 0.00 0.00 Voluntary PIF
10/22/2007 158.28 9.625% 0.00 IL 1
40577934 318,250.00 318,249.99
318,249.99 0.00 0.00 0.00 Voluntary PIF
10/30/2007 0.00 9.875% 0.00 MA 1
40637936 351,000.00 351,000.00
351,000.00 0.00 0.00 0.00 Voluntary PIF
11/01/2007 0.00 8.625% 0.00 CO 1
40638199 95,855.00 95,806.27
95,806.27 0.00 0.00 0.00 Voluntary PIF
10/18/2007 0.00 10.650% 0.00 CO 1
40666596 133,000.00 132,775.35
132,723.00 0.00 0.00 0.00 Voluntary PIF
11/07/2007 52.35 10.725% 0.00 IN 1
40669863 144,000.00 143,607.62
143,507.89 0.00 0.00 0.00 Voluntary PIF
10/31/2007 99.73 7.975% 0.00 MD 1
40676025 122,000.00 121,757.07
121,695.13 0.00 0.00 0.00 Voluntary PIF
11/06/2007
61.94
9.500%
0.00 NJ 1
40678740 181,500.00 181,500.00
181,500.00 0.00 0.00 0.00 Voluntary PIF
11/14/2007 0.00 8.875% 3,630.00 VA 1
40687899 190,000.00 189,790.39
189,719.25 0.00 0.00 0.00 Voluntary PIF
11/02/2007 71.14 10.900% 0.00 CO 1
40692089 180,000.00 180,000.00
180,000.00 0.00 0.00 0.00 Voluntary PIF
10/29/2007 0.00 9.600% 0.00 AZ 1
40696007 60,325.00 60,257.70
60,234.86 0.00 0.00 0.00 Voluntary PIF
11/05/2007 22.84 10.850% 0.00 TX 1
40703506 302,500.00 302,500.00
302,500.00 0.00 0.00 0.00 Voluntary PIF
11/08/2007 0.00 9.775% 0.00 OR 1
40706988 74,100.00 74,100.00
74,100.00 0.00 0.00 0.00 Voluntary PIF
10/23/2007 0.00 10.850% 0.00 MD 1
40769846 216,990.00 216,990.00
216,990.00 0.00 0.00 0.00 Voluntary PIF
10/31/2007 0.00 10.075% 0.00 AZ 1
40774572 340,000.00 340,000.00
340,000.00 0.00 0.00 0.00 Voluntary PIF
11/07/2007 0.00 9.550% 0.00 MD 1
40780835 115,000.00 115,000.00
115,000.00 0.00 0.00 0.00 Voluntary PIF
11/07/2007 0.00 9.600% 0.00 SC 1
40785834 274,000.00 274,000.00
274,000.00 0.00 0.00 0.00 Voluntary PIF
10/24/2007 0.00 9.225% 0.00 OR 1
40802951 309,000.00 309,000.00
309,000.00 0.00 0.00 0.00 Voluntary PIF
11/01/2007 0.00 8.525% 0.00 WA 1
40812968 198,000.00 198,000.00
198,000.00 0.00 0.00 0.00 Voluntary PIF
11/14/2007 0.00 11.775% 0.00 MD 1
46342374 350,000.00 350,000.00
350,000.00 0.00 0.00 0.00 Voluntary PIF
10/18/2007 0.00 9.725% 0.00 IL 1
46400271 127,500.00 127,500.00
127,500.00 0.00 0.00 0.00 Voluntary PIF
10/31/2007
0.00
7.975%
0.00 LA 1
46651394 165,000.00 165,000.00
165,000.00 0.00 0.00 0.00 Voluntary PIF
11/09/2007 0.00 8.300% 0.00 MN 1

Distribution Date: Nov 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
46787685 85,000.00 85,000.00
85,000.00 0.00 0.00 0.00 Voluntary PIF
11/13/2007 0.00 9.375% 0.00 MD 1
46792297 265,050.00 264,446.96
264,319.04 0.00 0.00 0.00 Voluntary PIF
11/12/2007 127.92 9.775% 0.00 IL 1
46852844 79,000.00 78,881.86
78,841.86 0.00 0.00 0.00 Voluntary PIF
11/13/2007 40.00 9.475% 0.00 GA 1
46900288 45,125.00 45,075.74
45,059.02 0.00 0.00 0.00 Voluntary PIF
11/13/2007
16.72
10.950%
2,467.90 MI 1
46949178 206,000.00 206,000.00
206,000.00 0.00 0.00 0.00 Voluntary PIF
10/29/2007 0.00 8.675% 0.00 MD 1
47026240 193,000.00 193,000.00
193,000.00 0.00 0.00 0.00 Voluntary PIF
10/31/2007 0.00 9.350% 0.00 NJ 1
47103890 360,000.00 360,000.00
360,000.00 0.00 0.00 0.00 Voluntary PIF
11/15/2007 0.00 10.350% 0.00 MA 1
47108725 344,755.00 344,755.00
344,755.00 0.00 0.00 0.00 Voluntary PIF
10/24/2007 0.00 11.425% 0.00 ID 1
47134234 86,925.00 86,853.33
86,817.03 0.00 0.00 0.00 Voluntary PIF
11/01/2007 36.30 10.350% 0.00 TX 1
47139019 170,000.00 169,844.06
169,765.13 0.00 0.00 0.00 Voluntary PIF
10/30/2007 78.93 9.850% 0.00 IL 1
47150610 256,500.00 256,500.00
256,500.00 0.00 0.00 0.00 Voluntary PIF
11/01/2007 0.00 8.475% 0.00 MA 1
47186143 91,350.00 91,249.82
91,199.16 0.00 0.00 0.00 Voluntary PIF
11/08/2007 50.66 9.000% 0.00 TX 1
47200126 58,300.00 58,273.65
58,247.08 0.00 0.00 0.00 Voluntary PIF
10/19/2007 26.57 9.900% 2,885.85 MI 1
47244595 50,400.00 50,380.50
50,360.83 0.00 0.00 0.00 Voluntary PIF
10/23/2007 19.67 10.625% 0.00 IL 1
47261821 161,500.00 161,500.00
161,500.00 0.00 0.00 0.00 Voluntary PIF
11/01/2007 0.00 9.025% 0.00 IL 1
47291612 342,000.00 342,000.00
342,000.00 0.00 0.00 0.00 Voluntary PIF
11/05/2007 0.00 9.425% 0.00 MD 1
47308598 427,500.00 427,344.21
427,187.00 0.00 0.00 0.00 Voluntary PIF
10/29/2007 157.21 10.900% 0.00 IL 1
47383609 188,412.00 188,412.00
188,412.00 0.00 0.00 0.00 Voluntary PIF
10/29/2007
0.00
10.175%
0.00 NM 1
47383724 250,385.00 250,385.00
250,385.00 0.00 0.00 0.00 Voluntary PIF
10/31/2007 0.00 10.175% 0.00 NM 1
47505920 44,100.00 44,100.00
44,100.00 0.00 0.00 0.00 Voluntary PIF
10/19/2007 0.00 12.000% 0.00 OH 1
124729880 216,000.00 215,530.10
215,410.40 0.00 0.00 0.00 Voluntary PIF
11/15/2007 119.70 9.075% 0.00 NM 1
Total:
45
8,625,922.00
8,622,052.22
1,200.22
8,620,852.00
0.00
0.00
0.00
8,983.75

Distribution Date: Nov 26, 2007
SUBSTITUTION IN/OUT LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Sub Period:
# None #
TOTAL SUBSTITUTIONS
OUT:
IN:

Distribution Date: Nov 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #